SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Real Estate Assets (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Buildings
Real Estate Properties [Line Items]
Property, plant and equipment, useful life	40 years	40 years
Site improvements
Real Estate Properties [Line Items]
Property, plant and equipment, useful life	15 years	15 years